Calvert
Mortgage Access Fund
December 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 1.8%

Security	Principal Amount (000's omitted)	Value
NRZ Excess Spread-Collateralized Notes, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	$1,153	$ 1,161,440
Total Asset-Backed Securities (identified cost $1,153,376)		$ 1,161,440

Collateralized Mortgage Obligations — 64.7%

Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust, Series 2021-5, Class A2, 1.208%, 7/25/66(1)(2)	$57	$ 48,792
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(2)	250	250,331
Bellemeade Re Ltd., Series 2022-2, Class M1A, 8.56%, (30-day SOFR Average + 4.00%), 9/27/32(1)(3)	331	334,292
BRAVO Residential Funding Trust:
Series 2021-NQM1, Class A3, 1.332%, 2/25/49(1)(2)	58	53,494
Series 2021-NQM3, Class A3, 1.956%, 4/25/60(1)(2)	88	82,043
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	863	827,068
Champs Trust:
Series 2024-1, Class A, 8.39%, 7/25/59(1)(2)	1,769	1,831,722
Series 2024-2, Class A, 8.79%, 11/25/59(1)(2)	1,862	1,940,553
Series 2024-3, Class A, 10.262%, 1/25/60(1)(2)	1,996	2,069,026
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 1/25/25, 10/25/57(1)(4)	621	627,068
Series 2022-NQM1, Class A3, 5.82% to 8/25/25, 6/25/67(1)(4)	74	74,453
Series 2022-NQM1, Class M1, 5.82% to 8/25/25, 6/25/67(1)(4)	500	500,746
Series 2023-1, Class A1, 7.065% to 2/25/26, 3/25/58(1)(4)	245	247,630
Series 2023-4, Class A3, 8.38% to 8/25/26, 9/25/58(1)(4)	642	660,296
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.863%, 5/25/65(1)(2)	500	502,689
FARM Mortgage Trust:
Series 2021-1, Class B, 3.244%, 7/25/51(1)(2)	733	553,781
Series 2022-1, Class B, 2.953%, 1/25/52(1)(2)	361	267,597
Series 2023-1, Class B, 3.037%, 3/25/52(1)(2)	934	696,772
Series 2024-1, Class B, 5.124%, 10/1/53(1)(2)	968	837,170
Federal Home Loan Mortgage Corp.:
Series 5327, Class B, 6.00%, 8/25/53	650	657,614
Series 5489, Class S, 5.447%, (15.62% - 30-day SOFR Average x 2.2), 1/25/55(5)	1,200	1,200,898
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 12.183%, (30-day SOFR Average + 7.614%), 9/25/49(1)(3)	250	287,241
Series 2021-HQA1, Class B2, 9.569%, (30-day SOFR Average + 5.00%), 8/25/33(1)(3)	1,250	1,400,973
Series 2022-HQA1, Class M1B, 8.069%, (30-day SOFR Average + 3.50%), 3/25/42(1)(3)	500	524,044
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2022-HQA2, Class M1B, 8.569%, (30-day SOFR Average + 4.00%), 7/25/42(1)(3)	$500	$ 533,764
Series 2023-HQA2, Class M1B, 7.919%, (30-day SOFR Average + 3.35%), 6/25/43(1)(3)	750	789,577
Federal National Mortgage Association:
Series 2023-12, Class LW, 6.00%, 4/25/53	500	505,830
Series 2024-102, Class SA, 5.43%, (15.62% - 30-day SOFR Average x 2.2), 1/25/55(5)	1,200	1,200,733
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 8.433%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	200	208,600
Series 2023-R03, Class 2M2, 8.469%, (30-day SOFR Average + 3.90%), 4/25/43(1)(3)	500	538,891
GCAT Trust:
Series 2022-NQM4, Class A3, 5.73% to 8/25/25, 8/25/67(1)(4)	80	79,724
Series 2022-NQM4, Class M1, 5.749%, 8/25/67(1)(2)	305	303,931
Series 2023-NQM2, Class A2, 6.243% to 2/25/26, 11/25/67(1)(4)	379	380,436
Government National Mortgage Association:
Series 2021-160, Class DI, 3.00%, 9/20/51(6)	561	98,067
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)(6)	736	9,244
Series 2022-173, Class S, 5.85%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(5)	192	198,762
Series 2022-195, Class AS, 6.088%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(5)	222	237,410
Series 2022-197, Class SW, 5.269%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(5)	172	167,860
Series 2023-13, Class SA, 0.795%, (5.40% - 30-day SOFR Average), 1/20/53(5)(6)	1,067	33,893
Series 2023-19, Class SD, 1.695%, (6.30% - 30-day SOFR Average), 2/20/53(5)(6)	683	40,460
Series 2023-22, Class ES, 1.695%, (6.30% - 30-day SOFR Average), 2/20/53(5)(6)	685	40,150
Series 2023-24, Class SB, 0.545%, (5.15% - 30-day SOFR Average, Floor 0.00%), 2/20/53(5)(6)	1,371	41,365
Series 2023-24, Class SG, 1.695%, (6.30% - 30-day SOFR Average), 2/20/53(5)(6)	685	40,150
Series 2023-38, Class LS, 1.695%, (6.30% - 30-day SOFR Average), 3/20/53(5)(6)	686	39,122
Series 2023-47, Class HS, 1.695%, (6.30% - 30-day SOFR Average), 3/20/53(5)(6)	240	13,693
Series 2023-47, Class SC, 1.645%, (6.25% - 30-day SOFR Average), 3/20/53(5)(6)	343	19,282
Series 2023-65, Class G, 5.667%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	433	452,900
Series 2023-89, Class SE, 1.445%, (6.05% - 30-day SOFR Average), 6/20/53(5)(6)	2,155	105,510
Series 2023-96, Class BL, 6.00%, 7/20/53	650	649,919
Series 2023-96, Class DB, 6.00%, 7/20/53	750	761,015
Series 2023-98, Class BW, 6.00%, 7/20/53	250	253,703
Series 2023-99, Class AL, 6.00%, 7/20/53(7)	1,000	1,014,720
Series 2023-100, Class AY, 6.00%, 7/20/53(7)	2,000	2,019,935

Calvert
Mortgage Access Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-100, Class JL, 6.00%, 7/20/53	$500	$ 500,253
Series 2023-102, Class SG, 5.386%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	263	259,467
Series 2023-133, Class S, 7.786%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	554	577,511
Series 2023-149, Class S, 7.636%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	389	416,763
Series 2023-153, Class SM, 9.582%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(5)	272	300,774
Series 2023-164, Class EL, 6.00%, 11/20/53	1,500	1,523,776
Series 2023-165, Class DY, 6.00%, 11/20/53(7)	1,000	1,019,693
Series 2023-165, Class EY, 6.50%, 11/20/53(7)	1,000	1,029,142
Series 2023-173, Class AX, 6.00%, 11/20/53(7)	1,500	1,517,110
Series 2023-182, Class EL, 6.00%, 12/20/53	500	507,942
Series 2024-1, Class GL, 6.00%, 1/20/54	500	506,913
Series 2024-44, Class LM, 6.00%, 3/20/54	1,000	1,013,603
Series 2024-59, Class LG, 6.00%, 4/20/54	2,000	2,020,918
Series 2024-64, Class EI, 6.50%, 4/20/64(6)	1,358	197,160
Series 2024-112, Class EZ, 6.00%, 7/20/54	513	512,965
Series 2024-129, Class ZC, 7.50%, 6/20/54	665	662,373
Series 2024-148, Class LZ, 5.50%, 9/20/54	2,018	1,937,678
New Residential Mortgage Loan Trust, Series 2021-NQM2R, Class M1, 2.201%, 10/25/58(1)(2)	130	117,171
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A, 8.819%, (30-day SOFR Average + 4.25%), 5/25/27(1)(3)	500	507,427
Radnor RE Ltd., Series 2022-1, Class M1A, 8.319%, (30-day SOFR Average + 3.75%), 9/25/32(1)(3)	127	127,331
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/59(1)(2)	2	2,397
Total Collateralized Mortgage Obligations (identified cost $41,774,617)		$42,513,306

Government National Mortgage Association Participation Agreements — 3.1%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 7.35%, 9/15/25(8)	$2,031	$ 2,043,045
Total Government National Mortgage Association Participation Agreements (identified cost $2,031,472)		$ 2,043,045

U.S. Government Agency Mortgage-Backed Securities — 74.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 6.50%, 3/1/53	$225	$ 232,036
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.50%, 8/1/52	$48	$ 45,335
5.50%, with various maturities to 2054	583	577,111
6.00%, with various maturities to 2053	639	646,391
6.50%, with various maturities to 2053	986	1,016,177
7.00%, 6/1/53(7)	494	520,759
Government National Mortgage Association:
4.00%, with various maturities to 2052	827	760,030
4.50%, with various maturities to 2052	372	354,124
5.00%, with various maturities to 2052(7)	6,979	6,809,050
5.50%, 30-Year, TBA(9)	5,600	5,550,748
5.50%, with various maturities to 2062(7)	3,985	3,985,242
6.00%, 30-Year, TBA(9)	6,700	6,742,399
6.00%, with various maturities to 2054	7,508	7,646,530
6.50%, with various maturities to 2063	6,461	6,653,077
7.00%, with various maturities to 2062(7)	5,218	5,413,662
7.50%, 6/20/64	511	525,304
Government National Mortgage Association II:
6.00%, with various maturities to 2053(7)	972	988,511
6.50%, 7/20/53(7)	715	737,659
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $49,611,432)		$49,204,145
Total Investments — 144.4% (identified cost $94,570,897)		$94,921,936

TBA Sale Commitments — (4.3)%
U.S. Government Agency Mortgage-Backed Securities — (4.3)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association 6.50%, 30-Year, TBA(9)	$(2,800)	$(2,847,031)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $2,856,219)		$(2,847,031)
Total TBA Sale Commitments (proceeds $2,856,219)		$(2,847,031)
Other Assets, Less Liabilities — (40.1)%		$(26,330,846)
Net Assets — 100.0%		$65,744,059

Calvert
Mortgage Access Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $19,368,470 or 29.5% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2024.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2024.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2024.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(8)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(9)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	160	Long	3/31/25	$32,897,500	$(8,757)
U.S. 5-Year Treasury Note	418	Long	3/31/25	44,435,360	(317,116)
U.S. Long Treasury Bond	(82)	Short	3/20/25	(9,335,188)	324,036
U.S. Ultra-Long Treasury Bond	(13)	Short	3/20/25	(1,545,781)	79,523
					$77,686
At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2024, the Fund entered into futures contracts to hedge interest rate risk and to manage duration.

Calvert
Mortgage Access Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of December 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
MUFG Securities Americas, Inc.	12/18/24	On Demand(1)	4.73%	$6,828,550	$6,840,213
TD Securities (USA), LLC	12/26/24	On Demand(1)	4.73	3,871,456	3,873,999
TD Securities (USA), LLC	12/26/24	On Demand(1)	4.75	1,511,347	1,512,345
TD Securities (USA), LLC	12/26/24	On Demand(1)	4.78	3,488,110	3,490,426
TD Securities (USA), LLC	12/26/24	On Demand(1)	4.83	2,199,193	2,200,668
Total Investments				$17,898,656	$17,917,651

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At December 31, 2024, the underlying collateral for all open reverse repurchase agreements was comprised of U.S. government agency mortgage-backed securities and collateralized mortgage obligations having an aggregate market value of $18,892,437.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at December 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at December 31, 2024.
Affiliated Investments
Transactions in the Fund’s investment in funds that may be deemed to be affiliated for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$232,040	$14,337,548	$(14,569,588)	$ —	$ —	$ —	$11,649	—

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$1,161,440	$ —	$1,161,440
Collateralized Mortgage Obligations	—	42,513,306	—	42,513,306
Government National Mortgage Association Participation Agreements	—	2,043,045	—	2,043,045

Calvert
Mortgage Access Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Government Agency Mortgage-Backed Securities	$ —	$49,204,145	$ —	$49,204,145
Total Investments	$ —	$94,921,936	$ —	$94,921,936
Futures Contracts	$403,559	$ —	$ —	$403,559
Total	$403,559	$94,921,936	$ —	$95,325,495
Liability Description
TBA Sales Commitments	$ —	$(2,847,031)	$ —	$(2,847,031)
Futures Contracts	(325,873)	—	—	(325,873)
Total	$(325,873)	$(2,847,031)	$ —	$(3,172,904)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.